Document and Entity Information	12 Months Ended
Dec. 31, 2015 shares
Entity Registrant Name	SouFun Holdings Ltd
Entity Central Index Key	0001294404
Document Type	20-F
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer	No
Is Entity a Voluntary Filer	No
Is Entity's Reporting Status Current	No
Entity Filer Category	Large Accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015
Common Class A [Member]
Entity Common Stock, Shares Outstanding	70,731,239
Common Class B [Member]
Entity Common Stock, Shares Outstanding	24,336,650